AMG Yacktman Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 81.0%
Communication Services - 19.3%
Alphabet, Inc., Class C	740,000	$180,227,000
Bolloré SE (France)	88,500,000	501,895,416
Comcast Corp., Class A	1,100,000	34,562,000
Fox Corp., Class A1	1,400,000	88,284,000
Fox Corp., Class B	3,100,000	177,599,000
News Corp., Class A	4,800,000	147,408,000
The Walt Disney Co.	900,000	103,050,000
Warner Bros Discovery, Inc.*	4,400,000	85,932,000

Total Communication Services		1,318,957,416
Consumer Discretionary - 4.4%
eBay, Inc.	1,000,000	90,950,000
Hyundai Mobis Co., Ltd. (South Korea)	1,000,000	212,754,878

Total Consumer Discretionary		303,704,878
Consumer Staples - 13.4%
The Coca-Cola Co.	1,300,000	86,216,000
Colgate-Palmolive Co.	700,000	55,958,000
Darling Ingredients, Inc.*	1,005,000	31,024,350
Ingredion, Inc.	900,000	109,899,000
Kenvue, Inc.	5,000,000	81,150,000
KT&G Corp. (South Korea)	500,000	47,629,093
PepsiCo, Inc.	1,200,000	168,528,000
The Procter & Gamble Co.	1,230,000	188,989,500
Sysco Corp.	900,000	74,106,000
Tyson Foods, Inc., Class A	1,400,000	76,020,000

Total Consumer Staples		919,519,943
Energy - 9.4%
Canadian Natural Resources, Ltd. (Canada)[1]	11,000,000	351,560,000
ConocoPhillips	1,050,000	99,319,500
Diamondback Energy, Inc.	700,000	100,170,000
EOG Resources, Inc.	800,000	89,696,000

Total Energy		640,745,500
Financials - 7.0%
The Bank of New York Mellon Corp.	200,000	21,792,000
Berkshire Hathaway, Inc., Class B*	220,000	110,602,800
The Charles Schwab Corp.	2,650,000	252,995,500
State Street Corp.	800,000	92,808,000

Total Financials		478,198,300
Health Care - 4.4%
Elevance Health, Inc.	290,000	93,704,800
Embecta Corp.	1,600,000	22,576,000
Johnson & Johnson	767,682	142,343,596
	Shares	Value

UnitedHealth Group, Inc.	120,000	$41,436,000

Total Health Care		300,060,396
Industrials - 10.0%
Armstrong World Industries, Inc.	600,000	117,606,000
Brenntag SE (Germany)	600,000	35,953,570
GrafTech International, Ltd.*	700,000	8,974,000
L3Harris Technologies, Inc.	270,000	82,460,700
Lockheed Martin Corp.	140,000	69,889,400
Northrop Grumman Corp.	130,000	79,211,600
Samsung C&T Corp. (South Korea)	950,000	125,102,774
U-Haul Holding Co.*,1	300,000	17,121,000
U-Haul Holding Co., Non-Voting Shares	2,950,000	150,155,000

Total Industrials		686,474,044
Information Technology - 8.0%
Cognizant Technology Solutions Corp., Class A	2,100,000	140,847,000
Microsoft Corp.	620,000	321,129,000
Samsung Electronics Co., Ltd. (South Korea)	1,400,000	83,930,459

Total Information Technology		545,906,459
Materials - 2.9%
Olin Corp.	2,205,000	55,102,950
Reliance, Inc.	500,000	140,415,000

Total Materials		195,517,950
Utilities - 2.2%
Talen Energy Corp.*,1	350,000	148,883,000

Total Common Stocks (Cost $3,236,491,039)		5,537,967,886

Principal Amount
Corporate Bonds and Notes - 0.0%#
Industrials - 0.0%#
GrafTech Finance, Inc. 4.625%, 12/23/29[2] (Cost $638,686)	$800,000	560,253

	Shares
Preferred Stocks - 9.8%
Consumer Discretionary - 1.6%
Hyundai Motor Co., 6.87% (South Korea)	400,000	47,497,223
Hyundai Motor Co., 6.91% (South Korea)	523,882	60,913,208

Total Consumer Discretionary		108,410,431
Information Technology - 8.2%
Samsung Electronics Co., Ltd., 1.87% (South Korea)	11,800,000	560,039,970

Total Preferred Stocks (Cost $329,053,931)		668,450,401

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 9.3%
Joint Repurchase Agreements - 0.3%[3]
Daiwa Capital Markets America, dated 09/30/25, due 10/01/25, 4.210% total to be received $3,871,194 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 7.500%, 08/27/27 - 09/01/55, totaling $3,948,203)	$3,870,741	$3,870,741
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $156,393 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $159,502)	156,375	156,375
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.220% total to be received $3,703,057 (collateralized by various U.S. Government Agency Obligations, 1.923% - 6.500%, 08/01/32 - 06/01/64, totaling $3,776,675)	3,702,623	3,702,623
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $294,646 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $300,504)	294,612	294,612
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.210% total to be received $1,124,503 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.000%, 06/01/35 - 09/01/55, totaling $1,146,859)	1,124,372	1,124,372
Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $407,366 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $415,465)	407,319	407,319
RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $131,114 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $133,721)	131,099	131,099
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.200% total to be received $2,872,971 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.625% - 7.000%, 01/15/29 - 10/01/55, totaling $2,930,090)	$2,872,636	$2,872,636
State of Wisconsin Investment Board, dated 09/30/25, due 10/01/25, 4.290% total to be received $3,912,385 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 10/15/26 - 02/15/54, totaling $3,982,838)	3,911,919	3,911,919

Total Joint Repurchase Agreements		16,471,696
U.S. Government Obligations - 4.2%
U.S. Treasury Bills, 3.940%, 10/02/25[4]	82,000,000	81,990,841
U.S. Treasury Bills, 4.010%, 03/19/26[4]	68,000,000	66,808,662
U.S. Treasury Bills, 4.040%, 06/11/26[4]	67,000,000	65,317,692
U.S. Treasury Bills, 4.160%, 01/22/26[4]	74,000,000	73,117,538

Total U.S. Government Obligations		287,234,733
Repurchase Agreements - 2.4%
Fixed Income Clearing Corp., dated 09/30/25, due 10/01/25, 3.850% total to be received $166,659,821 (collateralized by a U.S. Treasury Note, 4.375%, 01/31/32, totaling $169,974,886)	166,642,000	166,642,000

	Shares
Other Investment Companies - 2.4%
JPMorgan U.S. Government Money Market Fund, IM Shares, 4.05%[5]	165,816,446	165,816,446

Total Short-Term Investments (Cost $635,936,938)		636,164,875
Total Investments - 100.1% (Cost $4,202,120,594)		6,843,143,415
Other Assets, less Liabilities - (0.1)%		(8,185,258)
Net Assets - 100.0%		$6,834,958,157

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of these securities, amounting to $144,385,939 or 2.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of this security amounted to $560,253 or less than 0.05% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Represents yield to maturity at September 30, 2025.
[5]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	$817,062,000	$501,895,416	—	$1,318,957,416
Consumer Staples	871,890,850	47,629,093	—	919,519,943
Industrials	525,417,700	161,056,344	—	686,474,044
Energy	640,745,500	—	—	640,745,500
Information Technology	461,976,000	83,930,459	—	545,906,459
Financials	478,198,300	—	—	478,198,300
Consumer Discretionary	90,950,000	212,754,878	—	303,704,878
Health Care	300,060,396	—	—	300,060,396
Materials	195,517,950	—	—	195,517,950
Utilities	148,883,000	—	—	148,883,000
Corporate Bonds and Notes†	—	560,253	—	560,253
Preferred Stocks†	—	668,450,401	—	668,450,401
Short-Term Investments
Joint Repurchase Agreements	—	16,471,696	—	16,471,696
U.S. Government Obligations	—	287,234,733	—	287,234,733
Repurchase Agreements	—	166,642,000	—	166,642,000
Other Investment Companies	165,816,446	—	—	165,816,446
Total Investments in Securities	$4,696,518,142	$2,146,625,273	—	$6,843,143,415

†	All corporate bonds and notes and preferred stocks held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes and preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2025, was as follows:
Country	% of Long-Term Investments
Canada	5.7
France	8.1
Germany	0.6
South Korea	18.3
United States	67.3
100.0

AMG Yacktman Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$144,385,939	$16,471,696	$130,968,724	$147,440,420
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-7.000%	10/15/25-08/01/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.